Inventories - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 914	$ 947
Work-in-process	241	273
Finished goods	362	339
Tooling and engineering	1,240	1,078
Inventory, net, total	$ 2,757	$ 2,637